Finance Income and Costs - Summary of Finance Income and Costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income And Costs [abstract]
Interest income	₺ 1,377,562	₺ 1,366,532	₺ 859,995
Currency protected time deposit	1,055,227
Cash flow hedges - reclassified to profit or loss		3,539,243	3,363,094
Net fair value gains on derivative financial instruments and interest		2,040,291	986,699
Other	56,124	74,463	56,270
Finance income	2,488,913	7,020,529	5,266,058
Net foreign exchange losses	(4,287,397)	(11,189,399)	(6,126,969)
Net interest expenses for financial assets and liabilities measured at amortized cost	(3,018,800)	(2,116,574)	(2,078,171)
Net fair value losses on derivative financial instruments and interest	(3,993,810)
Cash flow hedges - reclassified to profit or loss	3,795,332
Other	(126,207)	(63,547)	(69,834)
Finance costs	(7,630,882)	(13,369,520)	(8,274,974)
Monetary gain (loss)	4,713,822	2,915,848	(534,673)
Net finance costs / income	(428,147)	(3,433,143)	(3,543,589)
Interest income on financial assets at amortized cost	750,574	786,166	675,150
Interest expense on financial assets at amortized cost	(3,769,374)	(2,902,741)	(2,753,321)
Gross foreign exchange gains	9,651,689	17,135,545	6,010,064
Gross foreign exchange losses	₺ (13,939,086)	₺ (28,324,944)	₺ (12,137,033)